FELLOW SHAREHOLDERS:

                                                                    May 14, 2001


      Dramatic shifts in the U. S. economy have contributed to a difficult period for stock investors. The S&P 500, representing large-capitalization stocks, lost 12.07% during the six months ended April 30, 2001. Medium-sized companies fared somewhat better, with the S&P MidCap 400--representing 400 companies with an average market capitalization of $2 billion--losing 1.40% during the same period. Small-capitalization growth companies, represented by the Russell 2000 Growth Index, fell 17.34%.

      Underlying the market's volatility and overall weakness is the dramatic slowdown in the economy. Gross domestic product (GDP) grew a mere 1% in the fourth quarter of 2000 and an estimated 2% for the quarter ended March 31, 2001. By comparison, the fourth quarter GDP growth in 1999 was 8.3%. In this environment, a large number of companies reported lower-than-expected quarterly earnings and the 12-month earnings outlook for S&P 500 companies was revised downwards.

      The downward earnings revisions caused stock prices to fall. Growth stocks, which typically trade at higher price-to-earnings ratios compared to the market average, suffered the greatest declines. For example, the Russell 2000 Growth Index total return was -26.36% for the five months ended March 31st, compared to -8.89% for the broader-based Russell 2000 Index. Declines in high-growth emerging technology and Internet stocks were further exacerbated by a cyclical downturn in the technology sector, reflected in the 45.39% drop in the NASDAQ Composite during the same five month period.

      Investor uncertainty about whether the economy might slip into a recession--and whether or not the Federal Reserve was acting aggressively enough to engineer a "soft" landing--was another factor affecting the market's extreme volatility in recent months. Higher energy prices and the ongoing energy crisis in California may also have contributed to the market's decline during the first three months of the year. During the winter months, natural gas prices had risen nearly three-fold compared to a year earlier, acting as a tax on consumer spending.

A BRIGHTER OUTLOOK AHEAD

      The economic picture in early April was not considerably brighter than it was at the start of the year. The employment report released on April 6 showed a net loss in jobs for the first time since the start of this current slowdown. On the same day, California's largest electric utility, Pacific Gas & Electric, filed for bankruptcy. However, most market indexes recovered ground during the month. The S&P 500 rose 7.77% in April, while the Russell 2000 Growth Index gained 12.24%.

      Several factors contributed to the market's rebound. First, the 2% GDP growth recorded in the first quarter was stronger than the 0% to 1% growth rate that many observers had been expecting. While later revisions may push this figure lower, the report suggested that the U. S. economy was not as weak as some had envisioned.

      A second factor is that the Federal Reserve's aggressive easing of monetary policy will likely result in stronger economic activity in the second half of the year. Since the beginning of the year, the Federal Open Market Committee ("FOMC") has lowered short-term interest rates a full 2%. The most recent rate cut in late April, had a direct effect on the stock market and may indicate a new willingness by the Federal Reserve to recognize the importance of stable financial markets to the economic recovery. Equally important, the passage of proposed tax legislation would be favorable for the economy. At the end of April, both the House and the Senate passed tax bills that provide a substantial portion of President Bush's requested tax relief, paving the way for a compromise resolution of between $1.2 trillion and $1.6 trillion, including retroactive tax cuts for this year.

      The fixed-income markets appear to be pricing in stronger growth in the second half of the year, evidenced by the recent increase in yields on long-term bonds, which rose to 5.75% at the end of April. The yield relationship between short-term and long-term bonds has now reverted to the "normal" pattern.

--------------------------------------------------------------------------------

LOOKING AHEAD

      In selecting individual securities, Fred Alger Management, Inc. focuses on companies with strong fundamentals that offer significant price appreciation potential. We believe that the current environment of lower interest rates combined with favorable fiscal policies will result in a reacceleration in corporate earnings during the latter part of 2001, with technology stocks potentially improving somewhat later in this period. We believe that our two-pronged approach to investment selection, combining bottom-up analysis of individual companies with a top-down evaluation of macro-economic factors, helps position our investment portfolios to weather market and economic cycles while continuing to provide exposure to opportunities for long-term capital appreciation.

      Respectfully submitted,


      /s/ David D. Alger
      ------------------
      David D. Alger
      President

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2001

 SHARES     COMMON STOCKS--96.5%                              VALUE
 ------                                                       -----

            ADVERTISING--1.2%
 15,300     Omnicom Group Inc.+ ........................   $  1,344,105
                                                           ------------
            AEROSPACE--2.8%
 16,100     General Dynamics Corporation ...............      1,240,988
 24,350     United Technologies Corporation ............      1,901,248
                                                           ------------
                                                              3,142,236
                                                           ------------
            AUTOMOTIVE--.2%
  5,600     Harley-Davidson, Inc. ......................        258,104
                                                           ------------
            BIO-TECHNOLOGY RESEARCH
              & PRODUCTION--3.1%
 58,300     Amgen Inc.* ................................      3,564,462
                                                           ------------
            CABLE--1.3%
 33,800     Comcast Corp., Cl. A Special* ..............      1,484,157
                                                           ------------
            COMMUNICATION
              EQUIPMENT--2.1%
119,800     Cisco Systems, Inc.* .......................      2,034,203
 13,952     Corning Incorporated .......................        306,525
                                                           ------------
                                                              2,340,728
                                                           ------------
            COMMUNICATION
              SERVICES--.8%
 23,200     SBCCommunications Inc. .....................        957,000
                                                           ------------
            COMMUNICATIONS
              TECHNOLOGY--5.0%
 54,200     AOLTime Warner Inc.* .......................      2,737,100
 87,700     Nokia Corporation, ADR .....................      2,998,463
                                                           ------------
                                                              5,735,563
                                                           ------------
            COMPUTER RELATED &
              BUSINESS EQUIPMENT--7.0%
 76,850     Dell Computer Corporation* .................      2,016,544
 61,600     EMC Corporation* ...........................      2,439,360
202,800     Sun Microsystems, Inc.* ....................      3,471,936
                                                           ------------
                                                              7,927,840
                                                           ------------
            COMPUTER SERVICES--2.7%
 60,200     eBay Inc.* .................................      3,038,896
                                                           ------------
            COMPUTER SOFTWARE--2.6%
 19,700     Intuit Inc.* ...............................        631,188
 35,100     Microsoft Corporation* .....................      2,378,025
                                                           ------------
                                                              3,009,213
                                                           ------------
            CONGLOMERATE--7.3%
 81,450     General Electric Company ...................      3,952,769
 81,100     Tyco International Limited .................      4,328,307
                                                           ------------
                                                              8,281,076
                                                           ------------
            ENERGY & ENERGY
              SERVICES--11.0%
 22,250     BJServices Company* ........................      1,830,063
 26,300     Calpine Corporation* .......................      1,498,837
 24,000     Duke Energy Corporation ....................      1,122,240
 63,550     Halliburton Company ........................      2,745,996
 30,400     Nabors Industries, Inc.* ...................      1,812,448
  7,450     Smith International, Inc.* .................        604,866
 54,800     Transocean Sedco Forex Inc. ................      2,974,544
                                                           ------------
                                                             12,588,994
                                                           ------------
            FINANCIAL SERVICES--9.6%
 71,900     Citigroup Inc. .............................      3,533,885
 27,000     Marsh &McLennan
              Companies, Inc. ..........................      2,603,880
 35,900     Merrill Lynch &Co., Inc. ...................      2,215,030
 52,050     Schwab (Charles)Corporation (The) ..........      1,030,590
 53,000     Stilwell Financial, Inc.+ ..................      1,561,910
                                                           ------------
                                                             10,945,295
                                                           ------------
            FOOD & BEVERAGES--2.4%
 54,500     Philip Morris Companies Inc. ...............      2,730,995
                                                           ------------

            FOOD CHAINS--2.8%
 31,100     Kroger Co. (The)* ..........................        702,549
 44,800     Safeway Inc.* ..............................      2,432,640
                                                           ------------
                                                              3,135,189
                                                           ------------
            HEALTH CARE ADMINiSTRATIVE
              SERVICES--4.0%
 67,650     Cardinal Health, Inc. ......................      4,559,610
                                                           ------------
            Industrial equipment--.9%
 18,800     Waters Corporation* ........................        981,360
                                                           ------------
            Insurance--2.9%
 40,100     American International
              Group, Inc. ..............................      3,280,180
                                                           ------------
            MANUFACTURING--2.0%
 33,000     Sanmina Corporation* .......................        961,950
 53,200     Solectron Corporation* .....................      1,353,940
                                                           ------------
                                                              2,315,890
                                                           ------------
            MEDIA--1.1%
 23,200     Viacom Inc. Cl. B* .........................      1,207,792
                                                           ------------
            MEDICAL DEVICES--.5%
 13,700     Guidant Corporation* .......................        561,700
                                                           ------------
            MEDICAL SERVICES--1.2%
 31,900     Tenet Healthcare Corporation* ..............      1,424,016
                                                           ------------

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2001


 SHARES     COMMON STOCKS (CONTINUED)                         VALUE
 ------                                                       -----

            OIL & GAS--2.8%
 36,600     Exxon Mobil Corporation ....................   $  3,242,760
                                                           ------------
            PHARMACEUTICALS--10.0%
 23,500     Abbott Laboratories ........................      1,089,930
 61,005     American Home Products
              Corporation ..............................      3,523,039
 27,100     Baxter International Inc. ..................      2,470,165
  4,950     Forest Laboratories, Inc.* .................        302,693
 92,200     Pfizer Inc. ................................      3,992,260
                                                           ------------
                                                             11,378,087
                                                           ------------
            RETAIL--9.2%
 27,600     Best Buy Co., Inc.* ........................      1,519,380
 84,050     Home Depot, Inc. ...........................      3,958,755
 14,900     Target Corporation .........................        572,905
 29,700     Walgreen Co. ...............................      1,270,566
 60,500     Wal-Mart Stores, Inc. ......................      3,130,270
                                                           ------------
                                                             10,451,876
                                                           ------------
            Total Common Stocks
              (Cost $106,891,922) ......................    109,887,124
                                                           ------------

 PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS--3.8%
 ---------
            U.S. GOVERNMENT & AGENCY
              OBLIGATIONS--1.8%
$2,100,000  Federal Home Loan Mortgage
              Corp., 4.53%, 5/1/01
              (Cost $2,100,000) ........................      2,100,000
                                                           ------------

 SHARES     OTHER SHORT-TERM
 ------       INVESTMENTS--2.0%
2,316,300   Securities Lending Quality Trust
              (Cost $2,316,300) (b) ....................      2,316,300
                                                           ------------

            Total Short-Term Investments
              (Cost $4,416,300) ........................      4,416,300
                                                           ------------

Total Investments
  (Cost $111,308,222)(a) ....................... 100.3%     114,303,424
Liabilities in Excess of Other Assets ..........   (.3)        (365,001)
                                                 -----     ------------
Net Assets ..................................... 100.0%    $113,938,423
                                                 =====     ============




  * Non-income producing security.
  + Securities partially or fully on loan.

(a) At April 30, 2001, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $111,308,222, amounted to $2,995,202 which consisted of aggregate gross unrealized appreciation of $12,194,559 and aggregate gross unrealized depreciation of $9,199,357.

(b) Represents investment of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                            SIX MONTHS
                                               ENDED                     YEAR ENDED OCTOBER 31,
                                             APRIL 30,   -------------------------------------------------------
                                             2001 (ii)     2000        1999       1998        1997        1996
                                             ---------   ---------------------- ----------- --------------------
Net asset value, beginning of period .....   $  17.15    $  17.17    $  12.37   $  10.78    $   9.32    $  11.65
                                             --------    --------    --------   --------    --------    --------
Net investment income (loss) .............      (0.01)(i)   (0.03)(i)   (0.05)     (0.01)(i)   (0.02)(i)   (0.01)

Net realized and unrealized
   gain (loss) on investments ............      (1.93)       1.92        5.23       2.82        2.65        0.91
                                             --------    --------    --------   --------    --------    --------
     Total from investment
       operations ........................      (1.94)       1.89        5.18       2.81        2.63        0.90
Distributions from net
   realized gains ........................      (0.99)      (1.91)      (0.38)     (1.22)      (1.17)      (3.23)
                                             --------    --------    --------   --------    --------    --------
Net asset value,
   end of period .........................   $  14.22    $  17.15    $  17.17   $  12.37    $  10.78    $   9.32
                                             ========    ========    ========   ========    ========    ========
Total Return .............................      (11.4%)      10.3%       42.0%      25.4%       28.8%        8.2%
                                             ========    ========    ========   ========    ========    ========
Ratios and Supplemental Data:
  Net assets, end of period
     (000's omitted) .....................   $113,938    $126,573    $ 72,746   $ 40,196    $ 22,922    $ 11,325
                                             ========    ========    ========   ========    ========    ========
  Ratio of expenses to
     average net assets ..................       1.09%       1.06%       1.07%      1.11%       1.13%       1.07%
                                             ========    ========    ========   ========    ========    ========
  Ratio of net investment
     income (loss) to
     average net assets ..................      (0.13%)     (0.16%)     (0.39%)    (0.06%)     (0.22%)     (0.09%)
                                             ========    ========    ========   ========    ========    ========
  Portfolio Turnover Rate ................      42.91%     101.29%     143.80%    130.31%     159.38%     142.83%
                                             ========    ========    ========   ========    ========    ========

(i)  Amount was computed based on average shares outstanding during the period.
(ii) Unaudited. Ratios have been annualized; total return has not been annualized.







                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2001

 SHARES     COMMON STOCKS--89.0%                              VALUE
 ------                                                       -----

            AIR TRANSPORT--.9%
 16,400     EGL, Inc.* .................................   $    388,844
 31,800     SkyWest,  Inc. .............................        842,700
                                                           ------------
                                                              1,231,544
                                                           ------------
            BANKS--1.2%
 46,900     Southwest Bancorporation
              of Texas, Inc.* ..........................      1,571,150
                                                           ------------
            BIO-TECHNOLOGY RESEARCH
              & PRODUCTION--2.5%
 15,600     Albany Molecular Research, Inc.* ...........        491,868
 16,800     Aviron* ....................................        826,728
 18,450     Enzon, Inc.* ...............................      1,099,989
 17,600     IDEC Pharmaceuticals
              Corporation* .............................        865,920
                                                           ------------
                                                              3,284,505
                                                           ------------
            BUILDING &
              CONSTRUCTION--4.1%
 66,550     Dal-Tile International Inc.* ...............        991,595
 77,678     D.R. Horton, Inc. ..........................      1,881,361
 22,750     Lennar Corporation .........................        995,768
  2,235     NVR, Inc.* .................................        426,036
 33,900     Toll Brothers, Inc.* .......................      1,203,450
                                                           ------------
                                                              5,498,210
                                                           ------------
            COMMERCIAL SERVICES--1.1%
 45,000     Corporate Executive Board Co.* .............      1,495,800
                                                           ------------
            COMMUNICATION
              EQUIPMENT--1.1%
 26,400     New Focus Inc.* ............................        339,240
 32,400     ONI Systems Corp.* .........................      1,164,132
                                                           ------------
                                                              1,503,372
                                                           ------------
            COMMUNICATIONS
              TECHNOLOGY--1.2%
 18,050     Avocent Corporation* .......................        449,265
 26,600     Digital Lightwave, Inc.* ...................      1,119,860
                                                           ------------
                                                              1,569,125
                                                           ------------
            COMPUTER SERVICES--3.2%
118,630     Exult Inc.*+ ...............................      1,085,465
 31,400     Informatica Corporation* ...................        792,850
 32,000     Micromuse Inc.* ............................      1,584,000
 20,900     Netegrity, Inc.* ...........................        835,791
                                                           ------------
                                                              4,298,106
                                                           ------------
            COMPUTER SOFTWARE--4.7%
 11,800     Advent Software, Inc.* .....................        660,564
 62,900     Manugistics Group, Inc.* ...................      2,133,568
 22,500     Mercury Interactive Corporation* ...........      1,488,375
 56,100     Openwave Systems Inc.* .....................      1,941,621
                                                           ------------
                                                              6,224,128
                                                           ------------
            COMPUTER TECHNOLOGY--2.2%
 64,600     Flextronics International Ltd.* ............      1,737,094
 35,600     Research in Motion Limited*+ ...............      1,207,552
                                                           ------------
                                                              2,944,646
                                                           ------------
            CONSUMER PRODUCTS--1.8%
 25,500     Blyth Inc. .................................        583,950
 44,400     Church & Dwight Co. Inc. ...................      1,065,156
 35,000     Furniture Brands
              International Inc.* ......................        793,450
                                                           ------------
                                                              2,442,556
                                                           ------------
            CONTAINERS--.1%
  4,300     Mobile Mini, Inc.* .........................        127,280
                                                           ------------
            DIVERSIFIED FINANCIAL
              SERVICES--1.1%
 30,880     BISYS Group, Inc. (The)* ...................      1,488,416
                                                           ------------

            EDUCATION--3.9%
 31,350     Career Education Corporation* ..............      1,578,473
 51,900     Corinthian Colleges, Inc.* .................      2,127,900
 21,100     Education Management
              Corporation ..............................        659,375
 16,200     Strayer Education, Inc. ....................        675,540
                                                           ------------
                                                              5,041,288
                                                           ------------
            ELECTRONICS--2.8%
 49,000     DDi Corp.* .................................      1,203,930
 30,700     Keithley Instruments, Inc. .................        815,085
  9,670     Mettler-Toledo International Inc.* .........        427,898
 39,900     Plexus Corp.*                                     1,225,728
                                                           ------------
                                                              3,672,641
                                                           ------------
            ENERGY--2.3%
 17,450     Arch Coal, Inc. ............................        540,078
 10,240     FuelCell Energy, Inc.*+ ....................        705,536
 23,650     Swift Energy Company* ......................        753,489
 34,100     Veritas DGC Inc.* ..........................      1,108,250
                                                           ------------
                                                              3,107,353
                                                           ------------

THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2001

 SHARES     COMMON STOCKS (CONTINUED)                         VALUE
 ------                                                       -----

            ENERGY & ENERGY
              SERVICES--4.9%
 17,600     Aquila, Inc.*+ .............................   $    533,456
 36,000     BJ Services Company* .......................      2,961,000
 23,700     Horizon Offshore, Inc.* ....................        574,725
 29,450     Smith International, Inc.* .................      2,391,046
                                                           ------------
                                                              6,460,227
                                                           ------------
            FINANCIAL INFORMATION
              SERVICES--1.8%
 65,550     FactSet Research Systems Inc. ..............      2,327,025
                                                           ------------
            FINANCIAL SERVICES--2.1%
 19,400     Boston Private Financial
              Holdings, Inc. ...........................        380,240
 21,425     Investors Financial Services Corp. .........      1,532,745
 13,700     NCO Group, Inc.* ...........................        369,900
 18,800     UCBH Holdings, Inc. ........................        519,255
                                                           ------------
                                                              2,802,140
                                                           ------------
            FOOD & BEVERAGES--.7%
 14,500     Constellation Brands, Inc.* ................        946,125
                                                           ------------
            HEALTH CARE--1.7%
 23,400     Express Scripts Inc. Cl. A* ................      1,986,660
  8,675     IMPATH Inc.* ...............................        271,354
                                                           ------------
                                                              2,258,014
                                                           ------------
            HEALTH CARE FACILITIES--3.6%
 26,250     Laboratory Corporation of
              America Holdings* ........................      3,701,250
 31,100     LifePoint Hospitals, Inc.* .................      1,079,792
                                                           ------------
                                                              4,781,042
                                                           ------------
            HEALTH CARE MANAGEMENT
              SERVICES--1.4%
 50,200     MID Atlantic Medical
              Services, Inc.* ..........................      1,020,566
 31,610     Orthodontic Centers of
              America, Inc.* ...........................        861,373
                                                           ------------
                                                              1,881,939
                                                           ------------
            HOTELS--.5%
 41,500     Orient-Express Hotels Ltd. Cl. A*+ .........      705,500
                                                           ------------
            INVESTMENT MANAGEMENT
              COMPANIES--3.5%
 35,150     Affiliated Managers Group, Inc.* ...........      1,976,133
 39,000     BlackRock, Inc. Cl. A* .....................      1,318,200
 44,900     Federated Investors, Inc. Cl. B ............      1,308,835
                                                           ------------
                                                              4,603,168
                                                           ------------
            LEISURE &
              ENTERTAINMENT--1.5%
 25,600     Bally Total Fitness Holding
              Corporation* .............................        701,440
 55,100     Callaway Golf Company ......................      1,336,725
                                                           ------------
                                                              2,038,165
                                                           ------------
            MACHINERY--OIL WELL
              EQUIPMENT & SERVICES--3.0%
 54,160     Patterson Energy, Inc.* ....................      1,866,895
 60,550     UTI Energy Corp.* ..........................      2,082,920
                                                           ------------
                                                              3,949,815
                                                           ------------
            MEDICAL & DENTAL
              INSTRUMENTS &
              SUPPLIES--1.1%
 63,300     Cytyc Corporation* .........................      1,490,715
                                                           ------------
            MEDICAL DEVICES--.8%
 29,300     Inverness Medical
              Technology Inc.* .........................      1,025,500
                                                           ------------
            MEDICAL SERVICES--2.7%
 21,225     Accredo Health, Incorporated* ..............        722,924
 60,300     Province Healthcare Company* ...............      1,544,885
 36,740     RehabCare Group, Inc.* .....................      1,379,587
                                                           ------------
                                                              3,647,396
                                                           ------------

            MEDICAL TECHNOLOGY--.4%
 11,300     Cerner Corporation* ........................        508,839
                                                           ------------
            METAL FABRICATING--2.4%
 56,980     Shaw Group Inc. (The)* .....................      3,247,860
                                                           ------------
            OIL & GAS--4.2%
 23,325     Cabot Oil & Gas Corporation ................        674,558
 17,450     Cross Timbers Oil Company ..................        473,768
182,000     Grey Wolf, Inc.* ...........................      1,164,800
 14,300     Mitchell Energy &
              Development Corp. ........................        793,650
 38,530     Spinnaker Exploration Company* .............      1,753,115
 28,800     St. Mary Land & Exploration
              Company ..................................        715,680
                                                           ------------
                                                              5,575,571
                                                           ------------
            PHARMACEUTICALS--2.1%
 52,900     AmeriSource Health
              Corporation Cl. A* .......................      2,856,600
                                                           ------------

THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2001

 SHARES     COMMON STOCKS (CONTINUED)                         VALUE
 ------                                                       -----

            PRODUCTION TECHNOLOGY
              EQUIPMENT--1.4%
 23,222     DuPont Photomasks, Inc.* ...................   $  1,295,788
 21,300     Photronics Inc.* ...........................        611,522
                                                           ------------
                                                              1,907,310
                                                           ------------
            RESTAURANTS--4.4%
 41,850     California Pizza Kitchen, Inc.* ............        899,775
 26,300     CEC Entertainment Inc.* ....................      1,347,875
 66,000     Cheesecake Factory
              Incorporated* ............................      2,511,960
 49,900     Ruby Tuesday, Inc. .........................        950,595
  6,200     Sonic Corp.* ...............................        172,794
                                                           ------------
                                                              5,882,999
                                                           ------------
            RETAIL--4.5%
 34,000     Abercrombie & Fitch Co., Cl. A* ............      1,132,200
 29,500     American Eagle Outfitters Inc.* ............      1,097,990
 22,100     Coach, Inc.* ...............................        716,924
  2,700     Insight Enterprises Inc.* ..................         72,090
 44,600     Pacific Sunwear of
              California Inc.* .........................      1,242,556
 33,600     Tweeter Home Entertainment
              Group, Inc.* .............................        840,336
 11,900     Whole Foods Market, Inc.* ..................        578,340
 13,450     Yankee Candle
              Company, Inc. (The)*+ ....................        256,222
                                                           ------------
                                                              5,936,658
                                                           ------------
            SCIENTIFIC EQUIPMENT &
              SUPPLIERS--1.7%
 59,300     Newport Corporation ........................      2,239,168
                                                           ------------
            SECURITIES BROKERAGE &
              SERVICES--.9%
 24,500     Investment Technology
              Group, Inc.* .............................      1,194,375
                                                           ------------
            SEMICONDUCTOR CAPITAL
              EQUIPMENT--1.6%
 21,400     Advanced Energy
              Industries, Inc.* ........................        742,794
 30,800     Varian Semiconductor Equipment
              Associates, Inc.* ........................      1,402,940
                                                           ------------
                                                              2,145,734
                                                           ------------
            SEMICONDUCTORS--1.9%
 20,100     Cirrus Logic, Inc.* ........................        326,826
 32,600     Exar Corporation* ..........................        948,660
 75,100     Integrated Circuit Systems, Inc.* ..........      1,259,427
                                                           ------------
                                                              2,534,913
                                                           ------------
            Total Common Stocks
              (Cost $118,562,364) ......................    118,446,918
                                                           ------------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS--10.1%
---------

            U.S. GOVERNMENT & AGENCY
              OBLIGATIONS
$13,500,000 Federal Home Loan Mortgage
              Corp., 4.53%, 5/1/01
              (Cost $13,500,000) .......................     13,500,000
                                                           ------------

Total Investments
  (Cost $132,062,364)(a) ........................  99.1%    131,946,918
Other Assets in Excess of Liabilities ...........    .9       1,139,578
                                                  -----    ------------
Net Assets ...................................... 100.0%   $133,086,496
                                                  =====    ============


  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At April 30, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $132,062,364, amounted to $115,446 which consisted of aggregate gross unrealized appreciation of $9,309,235 and aggregate gross unrealized depreciation of $9,424,681.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                            SIX MONTHS
                                               ENDED                     YEAR ENDED OCTOBER 31,
                                             APRIL 30,   -------------------------------------------------------
                                             2001 (ii)     2000        1999       1998        1997        1996
                                             ---------   ---------------------- ----------- --------------------
Net asset value,
   beginning of period ...................   $  23.78    $  22.82    $  16.37   $  18.00    $  17.87    $  17.92
                                             --------    --------    --------   --------    --------    --------
Net investment income (loss) .............      (0.02)(i)   (0.06)(i)   (0.12)(i)  (0.08)      (0.10)      (0.05)
Net realized and unrealized
   gain (loss) on investments ............      (7.11)       2.50        8.65       0.02        3.13        1.72
                                             --------    --------    --------   --------    --------    --------
    Total from investment
       operations ........................      (7.13)       2.44        8.53      (0.06)       3.03        1.67
Distributions from net
   realized gains ........................         --       (1.48)      (2.08)     (1.57)      (2.90)      (1.72)
                                             --------    --------    --------   --------    --------    --------
Net asset value,
   end of period .........................   $  16.65    $  23.78    $  22.82   $  16.37    $  18.00    $  17.87
                                             ========    ========    ========   ========    ========    ========
Total Return .............................      (30.0%)      10.1%       52.7%      (1.8%)      19.0%        9.2%
                                             ========    ========    ========   ========    ========    ========
Ratios and Supplemental Data:
  Net assets, end of period
     (000's omitted) .....................   $133,086    $187,973    $ 63,711   $ 29,938    $ 31,499    $ 30,043
                                             ========    ========    ========   ========    ========    ========
   Ratio of expenses to
     average net assets ..................       1.18%       1.17%       1.02%      1.03%       1.06%       1.05%
                                             ========    ========    ========   ========    ========    ========
  Ratio of net investment
     income (loss) to
     average net assets ..................      (0.24%)     (0.23%)     (0.57%)    (0.55%)     (0.62%)     (0.54%)
                                             ========    ========    ========   ========    ========    ========
  Portfolio Turnover Rate ................      76.20%     242.45%     193.32%    169.97%     134.25%     182.49%
                                             ========    ========    ========   ========    ========    ========

(i)  Amount was computed based on average shares outstanding during the period.
(ii) Unaudited. Ratios have been annualized; total return has not been annualized.





                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT
PORTFOLIO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2001


 SHARES     COMMON STOCKS--87.2%                              VALUE
 -------                                                      -----

            AEROSPACE--.8%
 21,500     General Dynamics Corporation ................  $  1,657,220
                                                           ------------
            AIRLINES--.4%
 17,000     Continental Airlines, Inc. Cl. B* ...........       873,800
                                                           ------------
            BIO-TECHNOLOGY RESEARCH &
              PRODUCTION--3.9%
 52,900     Affymetrix Inc.* ............................     1,748,345
 52,500     Cephalon, Inc.*+ ............................     3,344,250
 67,200     Gilead Sciences Inc.* .......................     3,291,456
                                                           ------------
                                                              8,384,051
                                                           ------------
            BUSINESS SERVICES--3.6%
 16,350     Affiliated Computer
              Services, Inc. Cl. A* .....................     1,177,200
117,000     Concord EFS Inc.* ...........................     5,446,350
 19,000     CSG Systems International, Inc.* ............     1,105,990
                                                           ------------
                                                              7,729,540
                                                           ------------
            COMPUTER SERVICES--4.4%
  8,800     Amdocs Limited* .............................       518,320
176,500     eBay Inc.* ..................................     8,909,720
                                                           ------------
                                                              9,428,040
                                                           ------------
            COMPUTER SOFTWARE--7.4%
191,700     Intuit Inc.* ................................     6,142,068
 35,800     Manugistics Group, Inc.* ....................     1,214,336
122,281     Openwave Systems Inc.* ......................     4,232,145
111,600     PeopleSoft, Inc.* ...........................     4,133,664
                                                           ------------
                                                             15,722,213
                                                           ------------
            COMPUTER TECHNOLOGY--.8%
 62,300     Flextronics International Ltd.* .............     1,675,247
                                                           ------------
            DIVERSIFIED FINANCIAL
              SERVICES--.3%
 12,000     BISYS Group, Inc. (The)* ....................       578,400
                                                           ------------
            DRUGS &
              PHARMACEUTICALS--1.5%
 29,000     Genzyme Corp., General Division* ............     3,160,130
                                                           ------------
            ENERGY & ENERGY
              SERVICES--17.6%
 72,900     BJ Services Company* ........................     5,996,025
 80,050     Calpine Corporation* ........................     4,562,050
 69,134     Cooper Cameron Corporation* .................     4,359,590
 53,150     ENSCO International Inc. ....................     2,067,535
104,950     Nabors Industries, Inc.* ....................     6,257,119
 37,600     NRG Energy, Inc.* ...........................     1,344,200
 20,000     Reliant Resources, Inc.* ....................       600,000
 40,000     Santa Fe International Corporation ..........     1,520,000
 88,300     Smith International, Inc.* ..................     7,169,077
 63,000     Transocean Sedco Forex Inc. .................     3,419,640
                                                           ------------
                                                             37,295,236
                                                           ------------
            FINANCIAL SERVICES--5.3%
170,350     CIT Group, Inc. Cl. A .......................     6,251,845
170,600     Stilwell Financial, Inc. ....................     5,027,582
                                                           ------------
                                                             11,279,427
                                                           ------------
            FOOD & BEVERAGES--2.5%
276,600     Starbucks Corporation* ......................     5,352,210
                                                           ------------
            HEALTH CARE--2.7%
 56,100     Express Scripts Inc. Cl. A* .................     4,762,890
 16,900     Teva Pharmaceutical
              Industries Ltd. ADR .......................       920,205
                                                           ------------
                                                              5,683,095
                                                           ------------
            HEALTH CARE FACILITIES--3.2%
 47,850     Laboratory Corporation
              of America Holdings* ......................     6,746,850
                                                           ------------
            INDUSTRIAL EQUIPMENT--4.6%
 16,000     SPX Corporation*+ ...........................     1,801,760
150,750     Waters Corporation* .........................     7,869,150
                                                           ------------
                                                              9,670,910
                                                           ------------

            MACHINERY--OIL WELL
              EQUIPMENT & SERVICES--.9%
 58,050     UTI Energy Corp.* ...........................     1,996,920
                                                           ------------
            MANUFACTURING--2.4%
177,940     Sanmina Corporation* ........................     5,186,951
                                                           ------------
            MEDICAL SERVICES--.5%
  8,750     Quest Diagnostics Incorporated* .............     1,078,000
                                                           ------------
            OIL & GAS--3.0%
 55,100     Devon Energy Corporation ....................     3,251,451
 65,150     EOG Resources, Inc. .........................     3,022,309
                                                           ------------
                                                              6,273,760
                                                           ------------
            PHARMACEUTICALS--8.4%
 36,500     Allergan, Inc. ..............................     2,774,000
 86,205     AmeriSource Health
              Corporation Cl. A* ........................     4,655,070
106,800     Forest Laboratories, Inc.* ..................     6,530,820
 91,900     King Pharmaceuticals, Inc.* .................     3,871,746
                                                           ------------
                                                             17,831,636
                                                           ------------

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT
PORTFOLIO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2001

 SHARES     COMMON STOCKS (CONTINUED)                         VALUE
 -------                                                      -----

            PRODUCTION TECHNOLOGY
              EQUIPMENT--1.4%
 44,000     PerkinElmer, Inc. ..........................   $  2,944,040
                                                           ------------
            RESEARCH--.5%
 15,200     Biogen Inc.* ...............................        982,832
                                                           ------------
            RESTAURANTS--2.3%
167,400     Outback Steakhouse, Inc.* ..................      4,852,926
                                                           ------------
            RETAIL--4.9%
 59,900     Abercrombie & Fitch Co., Cl. A* ............      1,994,670
109,700     Best Buy Co., Inc.* ........................      6,038,985
 98,650     Toys "R" Us, Inc.* .........................      2,446,520
                                                           ------------
                                                             10,480,175
                                                           ------------
            SCIENTIFIC EQUIPMENT &
              SUPPLIERS--1.1%
 64,400     Newport Corporation ........................      2,431,744
                                                           ------------
            SECURITIES BROKERAGE &
              SERVICES--.4%
 17,450     Investment Technology
              Group, Inc.* .............................        850,688
                                                           ------------
            SEMICONDUCTORS--2.4%
178,200     Microchip Technology
              Incorporated* ............................      5,155,326
                                                           ------------
            Total Common Stocks
              (Cost $169,446,906) ......................    185,301,367
                                                           ------------


PRINCIPAL
 AMOUNT     SHORT-TERM INVESTMENTS--10.7%
---------

            U.S. GOVERNMENT & AGENCY
              OBLIGATIONS
$22,700,000 Federal Home Loan Mortgage
              Corp. 4.53%, 5/1/01
              (Cost $22,700,000) .......................     22,700,000
                                                           ------------

Total Investments
  (Cost $192,146,906) (a) ......................  97.9%     208,001,367
Other assets in excess of liabilities ..........   2.1        4,484,797
                                                 -----     ------------
Net Assets ..................................... 100.0%    $212,486,164
                                                 =====     ============



  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At April 30, 2001, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $192,146,906, amounted to $15,854,461 which consisted of aggregate gross unrealized appreciation of $24,226,093 and aggregate gross unrealized depreciation of $8,371,632.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT
PORTFOLIO FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                            SIX MONTHS
                                               ENDED                     YEAR ENDED OCTOBER 31,
                                             APRIL 30,   -------------------------------------------------------
                                             2001 (ii)     2000        1999       1998        1997        1996
                                             ---------   ---------------------- ----------- --------------------
Net asset value,
   beginning of period ....................  $  17.53    $  11.80    $   8.83   $  11.36    $  14.48    $  16.34
                                             --------    --------    --------   --------    --------    --------
Net investment income (loss) ..............     (0.02)(i)   (0.04)(i)   (0.05)(i)  (0.06)(i)   (0.15)      (0.07)
Net realized and unrealized
   gain (loss) on investments .............     (1.62)       6.07        3.78       1.78        3.46        1.09
                                             --------    --------    --------   --------    --------    --------
     Total from investment
       operations .........................     (1.64)       6.03        3.73       1.72        3.31        1.02
Distributions from net
   realized gains .........................     (0.67)      (0.30)      (0.76)     (4.25)      (6.43)      (2.88)
                                             --------    --------    --------   --------    --------    --------
Net asset value,
   end of period ..........................  $  15.22    $  17.53    $  11.80   $   8.83    $  11.36    $  14.48
                                             ========    ========    ========   ========    ========    ========
Total Return ..............................      (9.4%)      51.3%       42.4%      11.5%       28.6%        6.2%
                                             ========    ========    ========   ========    ========    ========
Ratios and Supplemental Data:
  Net assets, end of period
     (000's omitted) ......................  $212,486    $177,566    $ 28,233   $  6,667    $  6,435    $  9,726
                                             ========    ========    ========   ========    ========    ========
  Ratio of expenses to
     average net assets ...................      1.12%       1.12%       1.23%      1.22%       1.31%       1.16%
                                             ========    ========    ========   ========    ========    ========
   Ratio of net investment
     income (loss) to
     average net assets ...................     (0.23%)     (0.24%)     (0.49%)    (0.52%)     (0.79%)     (0.45%)
                                             ========    ========    ========   ========    ========    ========
  Portfolio Turnover Rate .................     49.76%     113.14%     165.68%    184.23%     183.31%     170.21%
                                             ========    ========    ========   ========    ========    ========

(i)  Amount was computed based on average shares outstanding during the period.
(ii) Unaudited. Ratios have been annualized; total return has not been annualized.







                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2001

 SHARES     COMMON STOCKS--91.3%                              VALUE
 -------                                                      -----

            AEROSPACE--2.8%
 49,200     General Dynamics Corporation ................  $  3,792,336
 33,650     United Technologies Corporation .............     2,627,392
                                                           ------------
                                                              6,419,728
                                                           ------------
            BIO-TECHNOLOGY RESEARCH &
              PRODUCTION--3.4%
113,500     Amgen Inc.* .................................     6,939,390
 16,300     IDEC Pharmaceuticals
              Corporation* ..............................       801,960
                                                           ------------
                                                              7,741,350
                                                           ------------
            CABLE--2.1%
108,800     Comcast Corp., Cl. A Special* ...............     4,777,408
                                                           ------------
            COMMUNICATION
              EQUIPMENT--1.6%
207,100     Cisco Systems, Inc.* ........................     3,516,558
                                                           ------------
            COMMUNICATIONS
              TECHNOLOGY--6.1%
103,650     AOL Time Warner Inc.* .......................     5,234,325
247,100     Nokia Corporation, ADR ......................     8,448,349
                                                           ------------
                                                             13,682,674
                                                           ------------
            COMPUTER RELATED &
              BUSINESS EQUIPMENT--2.2%
 57,650     EMC Corporation .............................     2,282,940
161,900     Sun Microsystems, Inc.* .....................     2,771,728
                                                           ------------
                                                              5,054,668
                                                           ------------
            COMPUTER SERVICES--5.9%
 68,000     Amdocs Limited* .............................     4,005,200
185,200     eBay Inc.* ..................................     9,348,896
                                                           ------------
                                                             13,354,096
                                                           ------------
            COMPUTER SOFTWARE--5.6%
105,950     Intuit Inc.* ................................     3,394,638
 86,950     Microsoft Corporation* ......................     5,890,863
 99,100     Openwave Systems Inc.*+ .....................     3,429,851
                                                           ------------
                                                             12,715,352
                                                           ------------
            CONGLOMERATE--5.7%
170,200     General Electric Company ....................     8,259,806
 88,000     Tyco International Ltd. .....................     4,696,560
                                                           ------------
                                                             12,956,366
                                                           ------------
            ENERGY & ENERGY
              SERVICES--2.8%
 38,900     Calpine Corporation* ........................     2,216,911
 33,200     Duke Energy Corporation .....................     1,552,432
 45,450     Transocean Sedco Forex Inc. .................     2,467,026
                                                           ------------
                                                              6,236,369
                                                           ------------
            FINANCIAL SERVICES--17.9%
 80,800     Bank of New York
              Company, Inc. (The) .......................     4,056,160
208,433     Citigroup Inc. ..............................    10,244,482
 65,650     Marsh & McLennan
              Companies, Inc. ...........................     6,331,286
 80,200     Merrill Lynch & Co., Inc. ...................     4,948,340
109,200     Morgan Stanley Dean Witter & Co. ............     6,856,667
 35,000     Northern Trust Corporation ..................     2,276,050
127,250     Schwab (Charles)
              Corporation (The) .........................     2,519,550
  9,500     State Street Corporation ....................       985,910
 71,400     Stilwell Financial, Inc. ....................     2,104,158
                                                           ------------
                                                             40,322,603
                                                           ------------
            FOOD & BEVERAGES--2.1%
 95,550     Philip Morris Companies Inc. ................     4,788,011
                                                           ------------
            FOOD CHAINS--3.1%
127,700     Safeway Inc.* ...............................     6,934,110
                                                           ------------

            HEALTH CARE ADMINISTRATIVE
              Services--1.9%
 64,950     Cardinal Health, Inc. .......................     4,377,630
                                                           ------------
            INDUSTRIAL EQUIPMENT--1.5%
 62,900     Waters Corporation* .........................     3,283,380
                                                           ------------
            INSURANCE--3.7%
101,450     American International
              Group, Inc. ...............................     8,298,610
                                                           ------------
            PHARMACEUTICALS--12.2%
123,550     American Home Products
              Corporation ...............................     7,135,013
 57,800     AmeriSource Health
              Corporation Cl. A*+ .......................     3,121,200
 59,150     Baxter International Inc. ...................     5,391,522
 74,400     Eli Lilly and Company .......................     6,324,000
128,487     Pfizer Inc. .................................     5,563,487
                                                           ------------
                                                             27,535,222
                                                           ------------

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2001


 SHARES     COMMON STOCKS (CONTINUED)                         VALUE
 -------                                                      -----

            RETAIL--10.7%
 45,350     Best Buy Co., Inc.* .........................  $  2,496,518
168,800     Home Depot, Inc. ............................     7,950,480
140,200     Target Corporation ..........................     5,390,690
 36,775     Toys "R" Us, Inc.* ..........................       912,020
144,600     Wal-Mart Stores, Inc. .......................     7,481,604
                                                           ------------
                                                             24,231,312
                                                           ------------
            Total Common Stocks
              (Cost $222,956,783) .......................   206,225,447
                                                           ------------

 PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS--10.0%
 ---------

            U.S. GOVERNMENT & AGENCY
              OBLIGATIONS--6.3%
$14,200,000 Federal Home Loan
              Mortgage Corp.,
              4.53%, 5/1/01
              (Cost $14,200,000) ........................    14,200,000
                                                           ------------

  SHARES    OTHER SHORT-TERM
  ------      INVESTMENTS--3.7%

 8,258,428  Securities Lending Quality Trust
              (Cost $8,258,428) (b) .....................     8,258,428
                                                           ------------
            Total Short-Term Investments
              (Cost $22,458,428) ........................    22,458,428
                                                           ------------

Total Investments
  (Cost $245,415,211) (a) ....................... 101.3%    228,683,875
Liabilities in excess of other assets ...........  (1.3)     (2,907,293)
                                                  -----    ------------
Net Assets ...................................... 100.0%   $225,776,582
                                                  =====    ============



  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At April 30, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $245,415,211, amounted to $16,731,336 which consisted of aggregate gross unrealized appreciation of $11,532,930 and aggregate gross unrealized depreciation of $28,264,266.
(b) Represents investments of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO(I)
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                            SIX MONTHS
                                               ENDED                     YEAR ENDED OCTOBER 31,
                                             APRIL 30,   -------------------------------------------------------
                                             2001 (iii)   2000        1999       1998        1997        1996
                                             ---------   ---------------------- ----------- --------------------
Net asset value,
   beginning of period                     $    18.12  $    16.19   $    8.98   $   9.70    $   9.88    $  12.72
                                           ----------  ----------   ---------   --------    --------    --------
Net investment

   income (loss)                                 0.00(ii)   (0.09)(ii)  (0.09)(ii) (0.08)(ii)  (0.10)(ii)  (0.07)
Net realized and unrealized
   gain (loss) on investments                   (4.26)       2.24        7.63       2.96        2.51        0.83
                                           ----------  ----------   ---------   --------    --------    --------
  Total from investment
    operations                                  (4.26)       2.15        7.54       2.88        2.41        0.76
Distributions from
  net realized gains                            (0.06)      (0.22)      (0.33)     (3.60)      (2.59)      (3.60)
                                           ----------  ----------   ---------   --------    --------    --------
Net asset value,
   end of period                           $    13.80  $    18.12   $   16.19     $ 8.98      $ 9.70      $ 9.88
                                           ==========  ==========   =========   ========    ========    ========
Total Return                                    (23.6%)      13.1%       84.3%      28.1%       26.1%        6.1%
                                           ==========  ==========   =========   ========    ========    ========
Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted)                       $  225,777  $  279,916   $  96,711   $  5,587    $  4,520    $  6,703
                                           ==========  ==========   =========   ========    ========    ========
  Ratio of expenses excluding
     interest to average
     net assets                                  1.15%       1.14%       1.28%      1.37%       1.47%       1.37%
                                           ==========  ==========   =========   ========    ========    ========
  Ratio of expenses including
     interest to average
     net assets                                  1.15%       1.14%       1.29%      1.44%       1.62%       1.44%
                                           ==========  ==========   =========   ========    ========    ========
  Ratio of net investment
     income (loss) to
     average net assets                          0.04%      (0.43%)     (0.59%)    (0.79%)     (1.02%)     (0.94%)
                                           ==========  ==========   =========   ========    ========    ========
  Portfolio Turnover Rate                       44.68%     144.16%     155.40%    177.09%     159.56%     203.46%
                                           ==========  ==========   =========   ========    ========    ========
  Amount of debt outstanding
     at end of period                              --          --          --         --    $127,000          --
                                           ==========  ==========   =========   ========    ========    ========
  Average amount of debt
     outstanding during
     the period                            $   19,890          --   $  42,036   $ 49,890    $127,915    $ 62,130
                                           ==========  ==========   =========   ========    ========    ========
  Average daily number of
     shares outstanding
     during the period                     16,046,993  12,487,537   2,470,314    505,939     511,947     595,051
                                           ==========  ==========   =========   ========    ========    ========
  Average amount of debt per share
     during the period                             --          --    $   0.02   $   0.10    $   0.25    $   0.10
                                           ==========  ==========   =========   ========    ========    ========

(i) Prior to April 12, 1996, the Alger Capital Appreciation Retirement Portfolio was the Alger Defined Contribution Leveraged AllCap Portfolio.
(ii)  Amount was computed based on average shares outstanding during the period.
(iii) Unaudited. Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER BALANCED RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2001

 SHARES     COMMON STOCKS--58.7%                                VALUE
 -------                                                        -----

            AEROSPACE--2.1%
     30     General Dynamics Corporation ....................  $  2,312
                                                               --------
            BIO-TECHNOLOGY RESEARCH &
              PRODUCTION--1.9%
     35     Amgen Inc.* .....................................     2,140
                                                               --------
            COMMUNICATION
              EQUIPMENT--.6%
     40     Cisco Systems, Inc.* ............................       679
                                                               --------
            COMMUNICATIONS
              TECHNOLOGY--2.2%
     50     AOL Time Warner Inc.* ...........................     2,525
                                                               --------
            COMPUTER RELATED &
              BUSINESS EQUIPMENT--4.5%
    125     Dell Computer Corporation* ......................     3,280
     25     EMC Corporation .................................       990
     50     Sun Microsystems, Inc.* .........................       856
                                                               --------
                                                                  5,126
                                                               --------
            COMPUTER SOFTWARE--2.9%
     60     Commerce One, Inc.* .............................       553
     40     Microsoft Corporation* ..........................     2,710
                                                               --------
                                                                  3,263
                                                               --------
            CONGLOMERATE--3.6%
     40     General Electric Company ........................     1,941
     40     Tyco International Ltd. .........................     2,135
                                                               --------
                                                                  4,076
                                                               --------
            ENERGY & ENERGY
              SERVICES--12.0%
     40     BJ Services Company* ............................     3,290
     65     Calpine Corporation* ............................     3,704
     50     Nabors Industries, Inc.* ........................     2,981
     65     Transocean Sedco Forex Inc. .....................     3,528
                                                               --------
                                                                 13,503
                                                               --------
            FINANCIAL SERVICES--6.1%
     50     Citigroup Inc. ..................................     2,458
     20     Marsh & McLennan
              Companies, Inc. ...............................     1,929
     40     Merrill Lynch & Co., Inc. .......................     2,468
                                                               --------
                                                                  6,855
                                                               --------
            FOOD & BEVERAGES--2.7%
     60     Philip Morris Companies Inc. ....................     3,007
                                                               --------
            FOOD CHAINS--1.9%
     40     Safeway Inc.* ...................................     2,172
                                                               --------
            HEALTH CARE ADMINistrative
              SerViCeS--2.2%
     38     Cardinal Health, Inc. ...........................     2,528
                                                               --------
            Insurance--1.8%
     25     American International
              Group, Inc. ...................................     2,045
                                                               --------
            MANUFACTURING--2.9%
     50     Sanmina Corporation* ............................     1,458
     70     Solectron Corporation* ..........................     1,782
                                                               --------
                                                                  3,240
                                                               --------
            MEDIA--1.8%
     40     Viacom Inc. Cl. B* ..............................     2,082
                                                               --------
            MEDICAL DEVICES--1.5%
     40     Guidant Corporation* ............................     1,640
                                                               --------
            OIL & GAS--2.0%
     25     Exxon Mobil Corporation .........................     2,215
                                                               --------
            PHARMACEUTICALS--6.0%
     40     American Home Products
              Corporation ...................................     2,310
     25     Baxter International Inc. .......................     2,278
     50     Pfizer Inc. .....................................     2,165
                                                               --------
                                                                  6,753
                                                               --------

            Total Common Stocks
              (Cost $68,681) ................................    66,161
                                                               --------

PRINCIPAL
 AMOUNT     SHORT-TERM INVESTMENTS--37.2%
---------

            U.S. GOVERNMENT & AGENCY
              OBLIGATIONS--37.2%
$15,000     Federal Farm Credit Banks,
              4.50%, 5/1/01 .................................    15,000
 27,000     U.S. Treasury Bills,
              3.39%, 5/31/01 ................................    26,926
                                                               --------
            Total Short Term Investments
              (cost $41,926) ................................    41,926

Total Investments
  (Cost $110,607) (a) .............................    95.9%    108,087
Other assets in excess of liabilities .............     4.1       4,622
                                                      -----    --------
Net Assets ........................................   100.0%   $112,709
                                                      =====    ========


  * Non-income producing security.
(a) At April 30, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $110,607, amounted to $2,520 which consisted of aggregate gross unrealized appreciation of $7,146 and aggregate gross unrealized depreciation of $9,666.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER BALANCED RETIREMENT
PORTFOLIO FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                                                              FROM DECEMBER 4, 2000
                                                                          (COMMENCEMENT OF OPERATIONS)
                                                                              TO APRIL 30, 2001 (i)
                                                                          ----------------------------
Net asset value, beginning of period ..................................               $ 10.00
                                                                                    ---------
Net investment income (loss) ..........................................                 (0.07)(ii)
Net realized and unrealized loss on investments .......................                 (0.29)
                                                                                    ---------
  Total from investment operations ....................................                 (0.36)
                                                                                    ---------
Net asset value, end of period ........................................               $  9.64
                                                                                    =========
Total Return ..........................................................                  (3.6%)
                                                                                    =========
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted) ...........................               $   113
                                                                                    =========
  Ratio of expenses to average net assets .............................                  3.74%
                                                                                    =========
  Ratio of net investment income (loss) to average net assets .........                 (1.93%)
                                                                                    =========
  Portfolio Turnover Rate .............................................                    --
                                                                                    =========

(i) Unaudited. Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.





                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER SOCIALLY RESPONSIBLE GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2001


 SHARES     COMMON STOCKS (CONTINUED)                            VALUE
 ------                                                          -----

            BIO-TECHNOLOGY RESEARCH
              & PRODUCTION--2.9%
     40     Amgen Inc.* ....................................    $ 2,446
     10     Celgene Corporation* ...........................        177
                                                                -------
                                                                  2,623
                                                                -------
            Cable--2.0%
     41     Comcast Corp., Cl. A Special* ..................      1,800
                                                                -------
            COMMUNICATION EQUIPMENT--2.2%
    120     Cisco Systems, Inc.* ...........................      2,038
                                                                -------
            COMMUNICATIONS TECHNOLOGY--6.3%
     40     AOL Time Warner Inc.* ..........................      2,020
    110     Nokia Corporation, ADR .........................      3,761
                                                                -------
                                                                  5,781
                                                                -------
            COMPUTER SERVICES--2.8%
     50     eBay Inc.* .....................................      2,524
                                                                -------
            COMPUTER SOFTWARE--7.2%
    100     Intuit Inc.* ...................................      3,204
     40     Microsoft Corporation* .........................      2,710
     20     Openwave Systems Inc.* .........................        692
                                                                -------
                                                                  6,606
                                                                -------
            CONGLOMERATE--4.1%
     70     Tyco International Ltd. ........................      3,736
                                                                -------
            ENERGY & ENERGY SERVICES--4.1%
     52     NRG Energy, Inc.* ..............................      1,859
     34     Transocean Sedco Forex Inc .....................      1,846
                                                                -------
                                                                  3,705
                                                                -------
            FINANCIAL SERVICES--19.7%
     70     Bank of New York
              Company, Inc. (The) ..........................      3,514
     70     Citigroup Inc. .................................      3,440
     20     Marsh & McLennan
              Companies, Inc. ..............................      1,929
     50     Merrill Lynch & Co., Inc. ......................      3,085
     50     Morgan Stanley Dean Witter
              & Co. ........................................      3,139
    100     Stilwell Financial, Inc. .......................      2,947
                                                                -------
                                                                 18,054
                                                                -------
            FOOD CHAINS--4.2%
     70     Safeway Inc.* ..................................      3,801
                                                                -------
            HEALTH CARE ADMINistrative
              Services--4.4%
     60     Cardinal Health, Inc. ..........................      4,044
                                                                -------
            Insurance--2.7%
     30     American International Group, Inc. .............      2,454
                                                                -------
            INDUSTRIAL EQUIPMENT--2.5%
     45     Waters Corporation* ............................      2,349
                                                                -------
            PHARMACEUTICALS--11.8%
     60     American Home Products
              Corporation ..................................      3,465
     33     AmeriSource Health Corporation
              Cl. A* .......................................      1,782
     40     Eli Lilly and Company ..........................      3,400
     50     King Pharmaceuticals, Inc.* ....................      2,106
                                                                -------
                                                                 10,753
                                                                -------
            RETAIL--12.9%
     25     Best Buy Co., Inc.* ............................      1,376
     50     Home Depot, Inc. ...............................      2,355
     95     Target Corporation .............................      3,653
     75     Toys "R" Us, Inc.* .............................      1,860
     50     Wal-Mart Stores, Inc. ..........................      2,587
                                                                -------
                                                                 11,831
                                                                -------
            Total Common Stocks
              (Cost $88,568) ...............................     82,099
                                                                -------

PRINCIPAL
 AMOUNT     U.S. GOVERNMENT &
--------    AGENCY OBLIGATIONS--16.4%
$ 15,000    Federal Farm Credit Banks,
              4.50%, 5/1/01 (Cost $15,000) .................     15,000
                                                                -------
Total Investments
 (Cost $103,568)(a) ................................ 106.2%      97,099
Liabilities in Excess of Other Assets ..............  (6.2)      (5,647)
                                                     -----      -------
Net Assets ......................................... 100.0%     $91,452
                                                     =====      =======

  * Non-income producing security.
(a) At April 30, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $103,568, amounted to $6,469 which consisted of aggregate gross unrealized appreciation of $3,247 and aggregate gross unrealized depreciation of $9,716.
(b) Represents investment of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER SOCIALLY RESPONSIBLE GROWTH RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                                                              FROM DECEMBER 4, 2000
                                                                          (COMMENCEMENT OF OPERATIONS)
                                                                              TO APRIL 30, 2001(i)
                                                                           --------------------------
Net asset value, beginning of period .....................................            $ 10.00
                                                                                      -------
Net investment income (loss) .............................................              (0.13)(ii)
Net realized and unrealized loss on investments ..........................              (2.07)
                                                                                      -------
  Total from investment operations .......................................              (2.20)
                                                                                      -------
Net asset value, end of period ...........................................             $ 7.80
                                                                                      =======
Total Return .............................................................              (22.0%)
                                                                                      =======
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted) ..............................            $    91
                                                                                      =======
  Ratio of expenses to average net assets ................................               4.85%
                                                                                      =======
   Ratio of net investment income (loss) to average net assets ...........              (4.11%)
                                                                                      =======
  Portfolio Turnover Rate ................................................              58.38%
                                                                                      =======

(i) Unaudited. Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the period.






                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2001

                                                                                                                        SOCIALLY
                                                                            MIDCAP           CAPITAL                  RESPONSIBLE
                                          GROWTH        SMALL CAP           GROWTH        APPRECIATION   BALANCED       GROWTH
                                        PORTFOLIO       PORTFOLIO          PORTFOLIO        PORTFOLIO    PORTFOLIO     PORTFOLIO
                                        ---------       ---------          ---------      ------------   ---------    -----------
ASSETS:
Investments in securities, at value
   (identified cost*)--see
   accompanying schedules
   of investments .................   $ 114,303,424    $ 131,946,918    $ 208,001,367    $ 228,683,875    $ 108,087    $  97,099
Cash ..............................         257,782          277,728          918,413        1,032,513        4,532        7,419
Receivable for investment
   securities sold ................       2,033,870        6,359,036        5,253,380        4,489,749         --            485
Receivable for shares of
   beneficial interest sold .......         101,200              636             --              2,385         --           --
Dividends and interest receivable .          31,210            3,563           12,880           65,577           19           26
Prepaid expenses ..................           5,845           10,106           16,922           19,022          516          516
                                      -------------    -------------    -------------    -------------    ---------    ---------
  Total Assets ....................     116,733,331      138,597,987      214,202,962      234,293,121      113,154      105,545
                                      -------------    -------------    -------------    -------------    ---------    ---------

LIABILITIES:
Payable for securities loaned .....       2,316,300               --               --        8,258,428           --           --
Payable for investment securities
   purchased ......................              --        5,010,785        1,431,900               --           --       13,684
Payable for shares of beneficial
   interest redeemed ..............         130,514          151,657               --               10           --           --
Accrued investment management

   fees ...........................          64,501           87,284          123,284          145,249           59           47
Accrued expenses ..................         283,593          261,765          161,614          112,852          386          362
                                      -------------    -------------    -------------    -------------    ---------    ---------
  Total Liabilities ...............       2,794,908        5,511,491        1,716,798        8,516,539          445       14,093
                                      -------------    -------------    -------------    -------------    ---------    ---------
NET ASSETS ........................   $ 113,938,423    $ 133,086,496    $ 212,486,164    $ 225,776,582    $ 112,709    $  91,452
                                      =============    =============    =============    =============    =========    =========
Net Assets Consist of:
  Paid-in capital .................   $ 117,927,756    $ 196,124,684    $ 218,009,615    $ 296,074,445      115,993      113,162
  Undistributed net investment
     (loss) .......................        (251,307)        (532,926)        (432,392)      (1,040,139)        (751)      (1,393)
  Undistributed accumulated loss ..      (6,733,228)     (62,389,816)     (20,945,520)     (52,526,388)         (13)     (13,848)
  Net unrealized appreciation
     (depreciation) ...............       2,995,202         (115,446)      15,854,461      (16,731,336)      (2,520)      (6,469)
                                      -------------    -------------    -------------    -------------    ---------    ---------
NET ASSETS ........................   $ 113,938,423    $ 133,086,496    $ 212,486,164    $ 225,776,582    $ 112,709    $  91,452
                                      =============    =============    =============    =============    =========    =========

Shares of beneficial interest
   outstanding--Note 6 ............       8,009,766        7,991,907       13,963,533       16,359,436       11,687       11,725
                                      =============    =============    =============    =============    =========    =========

NET ASSET VALUE PER SHARE .........   $       14.22    $       16.65    $       15.22    $       13.80    $    9.64    $    7.80
                                      =============    =============    =============    =============    =========    =========
*Identified cost ..................   $ 111,308,222    $ 132,062,364    $ 192,146,906    $ 245,415,211    $ 110,607    $ 103,568
                                      =============    =============    =============    =============    =========    =========


                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
STATEMENTS OF OPERATIONS (Unaudited)
For the six months ended April 30, 2001

                                                                                                                  SOCIALLY
                                                                        MIDCAP          CAPITAL                 RESPONSIBLE
                                         GROWTH        SMALL CAP        GROWTH       APPRECIATION   BALANCED      GROWTH
                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO*   PORTFOLIO*
                                       ---------       ---------       ---------     ------------   ---------   -----------
INVESTMENT INCOME
Income:
  Dividends ......................   $    426,565    $     46,196    $     57,519    $    687,922    $   186     $    142
  Interest .......................        108,761         661,310         771,499         708,199        518          108
                                     ------------    ------------    ------------    ------------    -------     --------
    Total income .................        535,326         707,506         829,018       1,396,121        704          250
                                     ------------    ------------    ------------    ------------    -------     --------

Expenses:
  Management fees--Note 3(a) .....        418,458         641,774         747,912         997,561        292          254
  Shareholder servicing fees .....        139,486         188,757         233,722         293,400         --           --
  Custodian fees .................         10,795          17,180          15,311          16,574        478          703
  Transfer agent fees--Note 3(c) .          5,578           7,548           9,350          11,733          4            4
  Shareholder reports ............          2,667           4,340           5,455           5,335          3            4
  Professional fees ..............          5,939           5,065           6,270           6,518         49           49
  Trustees' fees .................          2,685           3,935           4,835           6,523          2            1
  Interest on line of credit
     utilized--Note 5 ............             --              --              --             556         --           --
  Miscellaneous ..................         23,810          19,539          20,882          14,020        627          628
                                     ------------    ------------    ------------    ------------    -------     --------
    Total Expenses ...............        609,418         888,138       1,043,737       1,352,220      1,455        1,643
                                     ------------    ------------    ------------    ------------    -------     --------
NET INVESTMENT INCOME (LOSS) .....        (74,092)       (180,632)       (214,719)         43,901       (751)      (1,393)
                                     ------------    ------------    ------------    ------------    -------     --------
REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments     (5,829,195)    (40,746,492)    (19,485,846)    (49,354,945)       (13)     (13,848)
  Net change in unrealized
     appreciation (depreciation)
     on investments ..............     (8,485,759)    (17,511,490)        467,237     (18,960,033)    (2,520)      (6,469)
                                     ------------    ------------    ------------    ------------    -------     --------
  Net realized and unrealized
     loss on investments .........    (14,314,954)    (58,257,982)    (19,018,609)    (68,314,978)    (2,533)     (20,317)
                                     ------------    ------------    ------------    ------------    -------     --------
  NET DECREASE
     IN NET ASSETS RESULTING
     FROM OPERATIONS .............   $(14,389,046)   $(58,438,614)   $(19,233,328)   $(68,271,077)   $(3,284)    $(21,710)
                                     ============    ============    ============    ============    =======     ========

-------------
* Commenced operations December 4, 2000.

                                            See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
For the six months ended April 30, 2001

                                                                                                                          SOCIALLY
                                                                              MIDCAP          CAPITAL                   RESPONSIBLE
                                              GROWTH        SMALL CAP         GROWTH       APPRECIATION     BALANCED      GROWTH
                                            PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO*   PORTFOLIO*
                                            ---------       ---------        ---------     ------------     ---------   -----------
Net investment income (loss) ........   $     (74,092)   $    (180,632)   $    (214,719)   $      43,901    $    (751)   $  (1,393)
Net realized loss on investments ....      (5,829,195)     (40,746,492)     (19,485,846)     (49,354,945)         (13)     (13,848)
Net change in unrealized appreciation
   (depreciation) on investments ....      (8,485,759)     (17,511,490)         467,237      (18,960,033)      (2,520)      (6,469)
                                        -------------    -------------    -------------    -------------    ---------    ---------
Net decrease in net assets resulting
   from operations ..................     (14,389,046)     (58,438,614)     (19,233,328)     (68,271,077)      (3,284)     (21,710)
Distributions to Shareholders:
   Net realized gains ...............      (7,294,748)              --       (7,473,107)        (917,891)          --           --
Net increase from shares
   of beneficial interest
   transactions--Note 6 .............       9,049,191        3,551,976       61,627,003       15,049,218      115,993      113,162
                                        -------------    -------------    -------------    -------------    ---------    ---------
    Total increase (decrease) .......     (12,634,603)     (54,886,638)      34,920,568      (54,139,750)     112,709       91,452
Net Assets:
  Beginning of period ...............     126,573,026      187,973,134      177,565,596      279,916,332         --           --
                                        -------------    -------------    -------------    -------------    ---------    ---------
  End of period .....................   $ 113,938,423    $ 133,086,496    $ 212,486,164    $ 225,776,582    $ 112,709    $  91,452
                                        =============    =============    =============    =============    =========    =========
Undistributed net investment income
   (accumulated loss) ...............   $    (251,307)   $    (532,926)   $    (432,392)   $  (1,040,139)   $    (751)   $  (1,393)
                                        =============    =============    =============    =============    =========    =========

*Commended operations December 4, 2000.

-----------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended October 31, 2000

                                                                                              MIDCAP          CAPITAL
                                                              GROWTH        SMALL CAP         GROWTH        APPRECIATION
                                                            PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                            ---------       ---------        ---------      ------------
Net investment loss ..................................   $    (177,215)   $    (352,294)   $    (217,673)   $  (1,084,040)
Net realized gain (loss) on investments ..............       6,883,930      (21,314,002)       6,173,848         (996,080)
Net change in unrealized appreciation (depreciation)
   on investments ....................................      (2,363,996)       7,596,304       13,539,700       (9,451,696)
                                                         -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations ...................................       4,342,719      (14,069,992)      19,495,875      (11,531,816)
Distributions to Shareholders:
   Net realized gains ................................     (12,723,935)      (9,682,531)      (1,985,992)      (3,045,425)
Net increase from shares of beneficial
   interest transactions--Note 6 .....................      62,208,318      148,014,967      131,822,365      197,782,802
                                                         -------------    -------------    -------------    -------------
    Total increase ...................................      53,827,102      124,262,444      149,332,248      183,205,561
Net Assets:
  Beginning of year ..................................      72,745,924       63,710,690       28,233,348       96,710,771
                                                         -------------    -------------    -------------    -------------
  End of year ........................................   $ 126,573,026    $ 187,973,134    $ 177,565,596    $ 279,916,332
                                                         =============    =============    =============    =============
Undistributed net investment income (accumulated loss)   $    (177,215)   $    (352,294)   $    (217,673)   $  (1,084,040)
                                                         =============    =============    =============    =============


                                            See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--General:

      The Alger Retirement Fund (the "Fund"), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company and currently issues six classes of shares of beneficial interest --Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio (the "Portfolios"). The Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio and Socially Responsible Growth Portfolio normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities.

NOTE 2--Significant Accounting Policies:

      (a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

      Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

      (b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

      (c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

      (d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. At April 30, 2001, the value of securities loaned and collateral received thereon were as follows:

                                     VALUE OF
                                    SECURITIES      VALUE OF
                                      LOANED       COLLATERAL
                                    ----------     ----------
Growth Portfolio ................  $ $2,251,781    $2,316,300
Small Cap Portfolio .............     3,151,824     3,653,013
MidCap Growth Portfolio .........     4,789,290     4,810,867
Capital Appreciation
  Portfolio .....................     8,323,158     8,258,428
Balanced Portfolio ..............            --            --
Socially Responsible
  Growth Portfolio ..............            --            --

      (e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Portfolios, dividends from net investment income and distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)


      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

      (f) FEDERAL INCOME TAXES: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

      (g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

      (h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--Investment Management Fees and Other Transactions with Affiliates:

      (a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

   Growth Portfolio .............................  .75%
   Small Cap Portfolio ..........................  .85
   MidCap Growth Portfolio ......................  .80
   Capital Appreciation Portfolio ...............  .85
   Balanced Portfolio ...........................  .75
   Socially Responsible Growth Portfolio ........  .75

      (b) BROKERAGE COMMISSIONS: During the period ended April 30, 2001, the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc."), the Fund's distributor, commissions of $85,363, $141,703, $138,597, $154,985, $57 and $151, respectively, in connection with securities transactions.

      (c) TRANSFER AGENT FEES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the period ended April 30, 2001, the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio incurred fees of $5,578, $7,548, $9,350, $11,733, $4 and $4, respectively, for services provided by Alger Services.

      (d) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. At April 30, 2001, Alger Management and its affiliates owned 691,863 shares, 272,146 shares, 819,091 shares, 666,341 shares, 11,687 shares and 11,725 shares of the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio, respectively.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)




NOTE 4--Securities Transactions:

      The following summarizes the securities transactions by the Fund, other than short-term securities, for the year ended April 30, 2001:

                                    PURCHASES          SALES
                                    ---------          -----
Growth Portfolio ................ $ 54,698,738     $ 48,187,169
Small Cap Portfolio .............  126,315,397      112,600,491
MidCap Growth Portfolio .........  143,963,081       91,182,840
Capital Appreciation Portfolio ..  131,485,040      103,896,838
Balanced Portfolio ..............       68,726               --
Socially Responsible
  Growth Portfolio ..............      149,422           47,006


NOTE 5--Lines of Credit:

      The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes.

      The Capital Appreciation Portfolio may borrow up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the year ended October 31, 2000, the Capital Appreciation Portfolio had no such borrowings.

NOTE 6--Share Capital:

      The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four classes of shares.

      During the period ended April 30, 2001, transactions of shares of beneficial interest were as follows:

                                            SHARES        AMOUNT
                                            ------        ------
Growth Portfolio
   Shares sold .......................    1,105,420    $ 15,855,781
   Dividends reinvested ..............      504,478       7,294,748
   Shares redeemed ...................     (980,786)    (14,101,338)
                                         ----------    ------------
   Net increase ......................      629,112    $  9,049,191
                                         ==========    ============
Small Cap Portfolio
   Shares sold .......................    1,571,228    $ 30,935,211
   Shares redeemed ...................   (1,484,059)    (27,383,235)
                                         ----------    ------------
   Net increase ......................       87,169    $  3,551,976
                                         ==========    ============
MidCap Growth Portfolio
   Shares sold .......................    5,292,919    $ 82,471,160
   Dividends reinvested ..............      488,120       7,404,783
   Shares redeemed ...................   (1,945,268)    (28,248,940)
                                         ----------    ------------
   Net increase ......................    3,835,771    $ 61,627,003
                                         ==========    ============
Capital Appreciation Portfolio
   Shares sold .......................    3,931,958    $ 59,056,654
   Dividends reinvested ..............       58,826         917,092
   Shares redeemed ...................   (3,076,349)    (44,924,528)
                                         ----------    ------------
   Net increase ......................      914,435    $ 15,049,218
                                         ==========    ============
Balanced Portfolio*
   Shares sold .......................       11,689    $    116,023
   Shares redeemed ...................           (3)            (30)
                                         ----------    ------------
   Net increase ......................       11,686    $    115,993
                                         ==========    ============
Socially Responsible Growth Portfolio*
   Shares sold .......................       11,728    $    113,192
   Shares redeemed ...................           (3)            (30)
                                         ----------    ------------
   Net increase ......................       11,725    $    113,162
                                         ==========    ============

-------------
* Initially offered December 4, 2000.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)



      During the year ended October 31, 2000 transactions of shares of beneficial interest were as follows:

                                            SHARES        AMOUNT
                                            ------        ------
Growth Portfolio
   Shares sold                            3,667,027   $  72,555,147
   Dividends reinvested                     691,518      12,723,935
   Shares redeemed                       (1,214,174)    (23,070,764)
                                         ----------    ------------
   Net increase                          3,144,371$      62,208,318
                                         ==========    ============
Small Cap Portfolio
   Shares sold                            5,971,533    $171,259,657
   Dividends reinvested                     367,877       9,682,531
   Shares redeemed                       (1,226,681)    (32,927,221)
                                         ----------    ------------
   Net increase                           5,112,729    $148,014,967
                                         ==========    ============
MidCap Growth Portfolio
   Shares sold                            9,277,026    $155,201,329
   Dividends reinvested                     120,729       1,985,992
   Shares redeemed                       (1,663,351)    (25,364,956)
                                         ----------    ------------
   Net increase                           7,734,404    $131,822,365
                                         ==========    ============
Capital Appreciation Portfolio
   Shares sold                           13,993,709    $290,676,986
   Dividends reinvested                     153,113       3,045,425
   Shares redeemed                       (4,673,523)    (95,939,609)
                                         ----------    ------------
   Net Increase                           9,473,299    $197,782,802
                                         ==========    ============

THE ALGER RETIREMENT FUND

1 World Trade Center
Suite 9333
New York, N.Y. 10048                                                   THE ALGER
(800) 992-3362                                                   RETIREMENT FUND
www.algerretirement.com

BOARD OF TRUSTEES

Fred M. Alger, Chairman                        ALGER GROWTH RETIREMENT PORTFOLIO
David D. Alger                              ALGER SMALL CAP RETIREMENT PORTFOLIO
Charles F. Baird, Jr.
Roger P. Cheever                        ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
Lester L. Colbert, Jr.
James P. Connelly, Jr.                     ALGER CAPITAL APPRECIATION RETIREMENT
Stephen E. O'Neil                                                      PORTFOLIO
Nathan E. Saint-Amand
B. Joseph White                              ALGER BALANCED RETIREMENT PORTFOLIO

                                    ALGER SOCIALLY RESPONSIBLE GROWTH RETIREMENT
INVESTMENT MANAGER                                                     PORTFOLIO

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, N.Y. 10048

DISTRIBUTOR

Fred Alger & Company, Incorporated                            SEMI-ANNUAL REPORT
30 Montgomery Street
Jersey City, N.J. 07302                                           APRIL 30, 2001
                                                                     (UNAUDITED)

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, N.J. 07302

This report is submitted for the general
information of the  shareholders  of The
Alger   Retirement   Fund.   It  is  not
authorized    for     distribution    to
prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

RREP41
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